Employee Benefit Plans - Changes Recognized in OCI (Details) - Defined benefit plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain/(loss)	$ (5,478)	$ (7,765)	$ 12,205
Prior service cost	0	(424)	0
Amortization of actuarial loss and prior service cost	(2,622)	(3,527)	(4,424)
Settlement losses	0	11,713	0
Total	$ (2,856)	$ 7,051	$ 16,629